Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 11,778,600	₩ 11,215,376
Impairment	574,918	366,109
Trade accounts and notes receivable [member] | Current (not due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,367,077	9,438,161
Impairment	11,690	8,774
Trade accounts and notes receivable [member] | Over due less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	373,156	496,419
Impairment	2,347	4,555
Trade accounts and notes receivable [member] | 1 month - 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,259	272,977
Impairment	932	3,087
Trade accounts and notes receivable [member] | 3 months - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	834,972	187,461
Impairment	102,807	22,340
Trade accounts and notes receivable [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	961,136	820,358
Impairment	457,142	327,353
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,125,355	3,487,784
Impairment	790,186	748,261
Other receivables [member] | Current (not due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,476,605	2,870,906
Impairment	459,628	442,293
Other receivables [member] | Over due less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,948	68,592
Impairment	25	216
Other receivables [member] | 1 month - 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	113,474	146,091
Impairment	36,268	19,349
Other receivables [member] | 3 months - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,074	60,825
Impairment	26,423	6,702
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	314,254	341,370
Impairment	₩ 267,842	₩ 279,701